Provisions (Tables)	12 Months Ended
Sep. 30, 2025
Provisions [abstract]
Provisions

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000

Provisions	7,000	-	-